SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Intangible assets, Estimated Useful life			2 years 6 months
Software Platform [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, Estimated Useful life	2 years 6 months	2 years 6 months
Apps Development [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, Estimated Useful life	3 years	3 years
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, Estimated Useful life	3 years	3 years
Software System [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, Estimated Useful life	3 years	3 years
Intellectual Technology [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, Estimated Useful life	3 years	3 years
Identifiable Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Identifiable intangible asset, Estimated Useful life	Indefinite	Indefinite
Other Intangible Assets [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, Estimated Useful life	3 years	3 years
Other Intangible Assets [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, Estimated Useful life	5 years	5 years